Share Capital (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 INR (₨) shares		Mar. 31, 2023 USD ($) shares
Fully Paid Up Share Capital
Opening number of equity shares/share capital		₨ 832
Closing number of equity shares/share capital		833	$ 10	₨ 832
Treasury shares		₨ 1,269		₨ 1,601		$ 15
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorized share capital | shares		240,000,000		240,000,000		240,000,000
Amount of shares authorised		₨ 1,200		₨ 1,200
Fully Paid Up Share Capital
Opening number of equity shares/share capital		832		832
Add: Equity shares issued pursuant to employee stock option plan	[1]	1		0	[2]
Closing number of equity shares/share capital		₨ 833		₨ 832
Opening number of equity shares/share capital | shares		166,425,849	166,425,849	166,301,231
Add: Equity shares issued pursuant to employee stock option plan | shares	[1]	102,027	102,027	124,618
Closing number of equity shares/share capital | shares		166,527,876	166,527,876	166,425,849
Number of Treasury shares | shares	[3]	371,144	371,144	468,471
Treasury shares	[3]	₨ 1,269		₨ 1,601

[1]	During the years ended March 31, 2023 and 2022, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Plan, 2002 and the Dr. Reddy’s Employees Stock Option Plan, 2007. The options exercised had an exercise price of Rs.5, Rs.2,607, Rs.2,814 or Rs.3,679 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the "share-based payment reserve” was transferred to“securities premium” in the Consolidated Statement of Changes in Equity.
[2]	Rounded to the nearest million.
[3]	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees (as defined therein) upon exercise of stock options thereunder. During the years ended March 31, 2023 and 2022, an aggregate of 49,295 and 106,730 equity shares, respectively were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. The options exercised had an exercise price of Rs.2,607, Rs.2,814 or Rs.3,679 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “securities premium” in the statement of changes in equity. In addition, any difference between the carrying amount of treasury shares and the consideration received was recognized in the “securities premium”.